Warrants (Details) - Schedule of warrant activity - Warrant [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Warrants (Details) - Schedule of warrant activity [Line Items]
Shares, Outstanding, Beginning	2,521,077,555	3,342,376,365	74,910,002
Weighted-Average Exercise Price, Outstanding, Beginning (in Dollars per share)	$ 0.00109	$ 0.00265	$ 0.14
Weighted-Average Remaining Contractual Term, Outstanding, Beginning			3 years 10 months 20 days
Aggregate Intrinsic Value, Outstanding, Beginning (in Dollars)
Shares, Granted		13,943,650,911	3,321,040,292
Weighted-Average Exercise Price, Granted (in Dollars per share)		$ 0.0004	$ 0.00064
Shares, Exercised			(15,367,659)
Weighted-Average Exercise Price, Exercised (in Dollars per share)			$ 0.06
Shares, Canceled/Exchanged		(14,764,949,721)	(38,206,270)
Weighted-Average Exercise Price, Canceled/Exchanged (in Dollars per share)		$ 0.00042	$ 0.12
Shares, Outstanding, Ending	11,575,000	2,521,077,555	3,342,376,365
Weighted-Average Exercise Price, Outstanding, Ending (in Dollars per share)		$ 0.00109	$ 0.00265
Weighted-Average Remaining Contractual Term, Outstanding, Ending	1 year 2 months 1 day	2 years 14 days	2 years 11 months 15 days
Aggregate Intrinsic Value, Outstanding, Ending (in Dollars)		$ 14,804,944	$ 8,791,956
Shares, Exercisable		2,521,077,555
Weighted-Average Exercise Price, Exercisable (in Dollars per share)	$ 0.12927	$ 0.00109
Weighted-Average Remaining Contractual Term, Exercisable	1 year 2 months 1 day	2 years 14 days
Aggregate Intrinsic Value, Exercisable (in Dollars)	$ 9,200	$ 14,804,944